Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Summary of Property, Plant and Equipment, Net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Office equipment	1,465	1,545	237
Machinery and electronic equipment	11,034	11,513	1,764
Transportation equipment	2,675	3,310	507
Leasehold improvements	15,407	15,017	2,302
Construction in progress	3,407	11,976	1,835

	33,988	43,361	6,645
Less: accumulated depreciation	(17,716)	(22,492)	(3,447)

	16,272	20,869	3,198